Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Federal deferred tax assets:
Unearned premiums reserve	$ 498.2	$ 439.9
Non-deductible accruals	181.8	169.3
Loss and loss adjustment expense reserves	153.3	134.6
Deferred Tax Assets, Leasing Arrangements	42.3	0.0
Net unrealized losses on fixed-maturity securities	0.0	28.2
Hedges on forecasted transactions	4.4	4.6
Other	15.3	16.2
Federal deferred tax liabilities:
Net holding period gains on equity securities	(472.2)	(316.8)
Deferred acquisition costs	(221.9)	(199.8)
Property and equipment	(108.6)	(85.7)
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	(96.5)	0.0
Loss and loss adjustment expense reserve transition adjustment	(47.2)	(58.5)
Deferred Tax Liabilities, Leasing Arrangements	(42.3)	0.0
Intangible assets	(38.9)	(52.2)
Investment basis differences	(1.1)	(43.3)
Prepaid expenses	(4.8)	(4.7)
Other	(8.3)	(8.9)
Deferred Tax Liability, Federal Tax	(146.5)
Net federal deferred tax asset (liability)		22.9
Net state deferred tax asset	14.0	20.3
Deferred Tax Liabilities, Net	(132.5)	0.0
Net deferred income taxes	$ 0.0	$ 43.2